GOODWILL AND OTHER INTANGIBLE ASSETS (Detail Textuals ) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Amortization expense for intangible assets	$ 20,300	$ 9,100	$ 5,900
Goodwill	130,313	$ 130,313
IP Products
Goodwill [Line Items]
Goodwill	$ 5,800